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TCU Prospectus | Government Money Market Portfolio
GOVERNMENT MONEY MARKET PORTFOLIO
Investment Objective
The Government Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold TCU Shares of the Portfolio.

*Prior to October 1, 2012, the Money Market Portfolio offered only one class of shares, which have been redesignated as TCU Shares.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MMKT TCU	TCU Prospectus Government Money Market Portfolio TCU Shares USD ($)
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MMKT TCU	TCU Prospectus Government Money Market Portfolio TCU Shares
Management Fees (as a percentage of Assets)	0.08%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.38%
Other Expenses (as a percentage of Assets):	0.48%	[1]
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.48%)	[2]
Net Expenses (as a percentage of Assets)	0.08%
[1]	Because the Portfolio has suspended operations, “Other Expenses” are based on the last operational fiscal year of the Portfolio.
[2]	The Administrator has agreed to reduce or limit the “Total Annual Portfolio Operating Expenses” of TCU Shares of the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) such that the “Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement” for TCU Shares of the Portfolio is not more than 0.20% of the average daily net assets attributable to TCU Shares of the Portfolio. This expense reduction/limitation will remain in effect through at least December 31, 2020 and, prior to such date, the Administrator may not terminate the arrangement without the approval of the Trust for Credit Unions’ Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your TCU Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same (except that the Example incorporates the expense reduction/limitation arrangement for only the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - MMKT TCU	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TCU Prospectus | Government Money Market Portfolio | TCU Shares | USD ($)	8	131	265	655

Principal Investment Strategy
In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Portfolio intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are money market funds that invest at least 99.5% of their assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or such securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “gates.”

The Portfolio’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the 1940 Act. Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Portfolio seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The Portfolio’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears.  The following are the principal risks that could affect the value of your investment:

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

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Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank (or a foreign branch of a U.S. bank) or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligations to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

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Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

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Interest Rate Risk—The risk that when interest rates rise, the Portfolio’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Portfolio, because low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets, or, at times, maintain a stable $1.00 share price.

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Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

■
LIBOR Risk—Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Portfolio.

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Liquidity Risk—The risk that the Portfolio may make investments may be illiquid or that may become less liquid in response to market developments or adverse investor perception. Illiquid investments may be more difficult to value. While the Portfolio endeavors to maintain a high level of liquidity, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as credit rating downgrades or due to general market conditions or a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Portfolio’s ability to maintain a stable $1.00 share price or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Portfolio’s shares, and redemptions by these shareholders of their Portfolio shares may further increase the Portfolio’s liquidity risk and may adversely impact the Portfolio’s NAV. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

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Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods.

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Stable NAV Risk—The risk that the Portfolio may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Portfolio, could be subject to increased redemption activity, which could adversely affect the Portfolio’s NAV. Shareholders of the Portfolio should not rely on or expect the investment adviser or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio maintain a stable $1.00 share price.

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U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

You could lose money by investing in the Government Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a Credit Union Deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, The National Credit Union Administration, The Federal Deposit Insurance Corporation or any other Government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Performance
The Portfolio suspended operations as of the close of business on May 30, 2014. From inception through the suspension of its operations, the Portfolio operated as a money market fund pursuant to Rule 2a-7 under the 1940 Act. Effective upon the resumption of its operations, the Portfolio intends to qualify as a “government money market fund” that invests at least 99.5% of its assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or such securities.

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for ten calendar years prior to the suspension of its operations; and (b) the Portfolio’s average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods ended December 31, 2013.* The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. You may obtain the Portfolio’s current yield by calling 1-800-342-5828 or 1-800-237-5678.

* Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated as TCU Shares.

TOTAL RETURN	CALENDAR YEAR
The total return for the period ended March 31, 2014 was 0.00%.
Best Quarter Q4 ’06 1.32%
Worst Quarter Q4 ’11 0.00%

AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2013
Average Annual Total Returns - MMKT TCU	Label	1 Year	5 Years	10 Years	Since Inception
TCU Prospectus | Government Money Market Portfolio | TCU Shares	Money Market Portfolio	0.05%	0.09%	1.71%	3.78%